Commitments and Contingencies (Tables) (fuboTV Inc. Pre-Merger) - Fubo TV Pre-Merger [Member]	12 Months Ended
Dec. 31, 2019
Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases

Future minimum lease payments under non-cancellable operating leases are as follows:

Year Ending December 31:
2020	$1,283
2021	830
2022	778
2023	805
2024	805
Thereafter	2,110
Total minimum lease payments	$6,611

Schedule of Future Fixed and Determinable Payments

The Company is obligated under certain unconditional affiliate distribution agreements with television networks for the rights to distribute content. The future fixed and determinable payments under these agreements with initial terms of one year or more are as follows:

Year Ending December 31:
2020	$44,298
2021	15,900
Total minimum affiliate payments	$60,198